Consolidated Statements of Comprehensive Income (loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]
Tax related to Pension and OPEB liability	$ (21,992)	$ 6,041	$ 19,167	$ (71)